OPERATING LEASES	12 Months Ended
Dec. 31, 2015
Leases, Operating [Abstract]
OPERATING LEASES
OPERATING LEASES

Rental income

The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2015, are as follows:

(in thousands of $)
Year ending December 31,
2016	263,340
2017	252,799
2018	211,819
2019	175,756
2020	147,902
Thereafter	293,855
Total minimum lease revenues	1,345,471

The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2015 and 2014 were as follows:

(in thousands of $)	2015	2014
Cost	1,964,852	1,715,510
Accumulated depreciation	323,535	338,377
Vessels and equipment, net	1,641,317	1,377,133

An impairment charge of $29.2 million was recorded against the carrying value of two container vessels in the year ended December 31, 2015 (2014: $11.8 million).